INTANGIBLE ASSETS - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS [Abstract]
Favorable leases terms charter-out	$ (9,614)	$ (9,089)	$ (19,226)	$ (18,070)
Write-off of intangible asset	(3,205)	0	(3,205)	0
Total	$ (12,819)	$ (9,089)	$ (22,431)	$ (18,070)